INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

	Year ended December 31,
	2022	2021	2020

Domestic	$(486,294)	$(72,066)	$(153,173)
Foreign	18,451	19,059	1,295

Loss before taxes on income	$(467,843)	$(53,007)	$(151,878)

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2022	2021
Deferred tax assets:

Net operating loss carryforward	$15,050	$11,015
Operating lease liabilities	28,790	18,806
Research and development expenses carryforward	40,330	33,913
Share-based compensation	42,553	28,452
Depreciation differences	489	1,296
Accrued employees costs	4,198	4,546
Tax advances	63	1,241
Other	1,573	1,635

Deferred tax assets	133,046	100,904

Valuation allowance	(96,969)	(78,790)

Deferred tax liabilities:

Unrealized gains on marketable and other equity securities	14,032	72,626
Property and equipment	1,934	1,900
Operating lease ROU assets	28,289	17,136
Acquired Intangible assets (1)	2,525	2,936
Other	4,214	319

Deferred tax liabilities	$50,994	$94,917

Deferred taxes are included in the consolidated balance sheets, as follows:

Long-term liabilities	$14,917	$72,803

Schedule of Components of Income Tax Expense (Benefit)

	Year ended December 31,
	2022	2021	2020

Current	$14,917	$10,621	$(535)
Deferred	(57,897)	53,581	15,524

	$(42,980)	$64,202	$14,989

Domestic	$(55,456)	$59,053	$16,193
Foreign	12,476	5,149	(1,204)

	$(42,980)	$64,202	$14,989

Schedule of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2022	2021	2020

Loss before taxes on income	$(467,843)	$(53,007)	$(151,878)

Statutory tax rate	23%	23%	23%

Theoretical income tax expense	(107,604)	(12,192)	(34,932)

Deferred tax assets for which valuation allowance was provided	18,179	40,520	29,485
Share-based compensation	3,132	(2,245)	(5,529)
Permanent differences	939	(1,202)	627
Tax adjustment in respect of different tax rate of foreign subsidiary	1,859	4,171	345
Preferred enterprise benefits	39,108	37,001	23,700
Rate change impact	—	—	(57)
Intra-entity intellectual property transfer	—	(3,913)	—
different tax rate	—	—	372
Prior years	(2,375)	—	—
Uncertain tax positions	3,894	416	—
Other	(112)	1,646	978

Income tax expense	$(42,980)	$64,202	$14,989

Schedule of Unrecognized Tax Benefits Roll Forward

	Year ended December 31,
	2022	2021	2020

Opening balance	$5,669	$1,811	$2,030
Increases (decrease) related to previous and current year tax positions	(2,331)	3,858	(219)

Closing balance	$3,338	$5,669	$1,811